ADVANCES FROM FEDERAL HOME LOAN BANK	12 Months Ended
Dec. 31, 2012
Advances From Federal Home Loan Bank [Abstract]
ADVANCES FROM THE FEDERAL HOME LOAN BANK
NOTE G - ADVANCES FROM THE FEDERAL HOME LOAN BANK

Advances from the Federal Home Loan Bank, collateralized at December 31, 2012 and 2011 by pledges of certain residential mortgage loans totaling $30.4 million and $39.2 million, respectively, and the Savings Bank’s investment in Federal Home Loan Bank stock are summarized as follows:

	Maturing
	year ending
Interest rate range	December 31,	2012	2011
(at fixed rates)		(Dollars in thousands)

2.94% - 5.18%	2012	$-	$461
3.13%	2013	147	672
1.50% - 4.84%	2014	1,669	2,357
4.31% - 5.36%	2015	3,000	4,400
4.07% - 5.25%	2016	10,724	10,966
5.27% - 5.35%	2017	1,009	1,433
1.38% - 4.18%	2018	3,062	4,399
1.81%	2020	4,703	6,639

		$24,314	$31,327

Weighted-average interest rate		3.64%	3.63%

The borrowings require principal payments as follows:

	2012	2011

2012	$5,065	$5,330
2013	5,252	5,527
2014	5,447	5,731
2015	2,902	5,943
Thereafter	5,648	8,796

	$24,314	$31,327